Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Commercialization revenue received	$ 3,610	$ 2,101
Upfront and milestone payments received	17,500	26,409
Research and development tax incentive received	1,499	1,654
Payments to suppliers and employees (inclusive of goods and services tax)	(37,119)	(46,186)
Interest received	413	293
Interest and other costs of finance paid	(2,788)	(1,783)
Income taxes (paid)/refunded	(3)	(3)
Net cash (outflows) in operating activities	(16,888)	(17,515)
Cash flows from investing activities
Investment in fixed assets	(612)	(112)
Payments for licenses	(100)
Net cash (outflows) in investing activities	(712)	(112)
Cash flows from financing activities
Proceeds from borrowings		28,950
Payments of transaction costs from borrowings		(1,546)
Proceeds from issue of shares	51,053	30,258
Payments for share issue costs	(2,164)	(607)
Payment of lease liabilities	(695)
Net cash inflows by financing activities	48,194	57,055
Net increase in cash and cash equivalents	30,594	39,428
Cash and cash equivalents at beginning of period	50,426	37,763
FX gains/(losses) on the translation of foreign bank accounts	328	(169)
Cash and cash equivalents at end of period	$ 81,348	$ 77,022